Commitments and contingencies	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

20. Commitments and contingencies

As at December 31, 2017, Ardmore has the following commitments due:

	2018	2019	2020	2021 – 2026
Office space	394,076	337,328	298,439	1,526,481
	394,076	337,328	298,439	1,526,481
Debt commitments are disclosed above in Note 8.